Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2021 and 2020:

	Weighted Average Life (in years)	2021		2020
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.41	$297,986	($202,569)	$298,395	($197,038)
Developed technology	10.70	810,420	(400,021)	860,129	(378,705)
Customer base, trademarks, and non-compete agreements	12.36	263,878	(204,197)	314,876	(233,981)
	11.00	$1,372,284	($806,787)	$1,473,400	($809,724)
Unamortized Intangible Assets:
In-process research and development		$61,939		$62,518
Goodwill		2,350,763		2,364,031
		$2,412,702		$2,426,549
The changes in intangible assets, excluding goodwill, for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$726,194	$632,434
Additions	23,969	24,007
Additions from acquisitions	—	157,170
Amortization	(104,371)	(103,230)
Disposals	(4,571)	(537)
Foreign currency translation adjustments	(13,785)	16,350
Balance at end of year	$627,436	$726,194

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2022	$90,798
2023	$88,438
2024	$84,768
2025	$72,974
2026	$64,946

Schedule of Changes in Goodwill
The changes in goodwill for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$2,364,031	$2,140,503
Business combinations	—	157,627
Purchase adjustments	33,716	3,382
Foreign currency translation adjustments	(46,984)	62,519
Balance at end of year	$2,350,763	$2,364,031